Summary of Shares Outstanding Under Share Based Incentive Plans (Detail) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	495,168	598,156
Granted	66,032	180,710
Redeemed	(266,744)	(266,876)
Forfeited	(18,362)	(16,822)
Ending balance	276,094	495,168
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,136,671	983,734
Granted	121,690	311,579
Redeemed	(438,612)	(143,659)
Forfeited	(25,006)	(14,983)
Ending balance	794,743	1,136,671
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	118,774	104,591
Granted	16,336	14,183
Redeemed	(18,830)
Ending balance	116,280	118,774